SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13: Subsequent Events

Subsequent to March 31, 2014, the Company received gross proceeds of $35,000 via an advance from Mindnest LLC. The terms of this advance incurs a total of $2,000 of interest, and has a maturity date of May 31, 2014.
Subsequent to March 31, 2014, the Company received gross proceeds of $50,000 via a financing arrangement with Mr. Mark Brooks. The terms of this financing arrangement bears interest at twenty-one percent (21%) annually, and had a maturity date of May 11, 2014. The Company repaid the loan plus accrued interest on May 9, 2014. In connection with this financing arrangement, the Company issued warrants to purchase 100,000 shares of our common stock at an exercise price of $0.10 per share, exercisable over an eighteen (18) month term.
Subsequent to March 31, 2014, the Company received gross proceeds of $124,300 via a financing arrangement with Blue Citi, LLC. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of May 5, 2015. The unpaid outstanding balance may be converted at fifty-eight percent (58%) of the lowest trade price in the twenty (20) days prior to conversion. Additionally, subsequent to March 31, 2014, Blue Citi, LLC repaid the 12 percent note payable issued April 11, 2012 totaling $100,000, and, accordingly, we agreed to repay Blue Citi, LLC a total of $125,067 via a Replacement Note bearing interest at eight percent (8%) annually, with a maturity date of May 5, 2015. The Replacement Note unpaid outstanding balance may be converted at fifty-eight percent (58%) of the lowest trade price in the twenty (20) days prior to conversion. In connection with this financing arrangement, the Company issued warrants to purchase 310,750 shares of our common stock at an exercise price of $0.20 per share, exercisable over a five (5) year term.
Subsequent to March 31, 2014, the Company received gross proceeds of $400,000 via a financing arrangement with 31 Group, LLC. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of May 7, 2016. The unpaid outstanding balance may be converted at the option of the investor at the lesser of (i) a rate of one (1) share of our restricted common stock for each $0.15, or (ii) sixty-five percent (65%) of the average of the lowest three trade prices in the ten (10) days prior to conversion.
Subsequent to March 31, 2014, the Company issued 109,810 shares of its common stock to GEL Properties, LLC, 105,281 shares of its common stock to LG Capital Fund, LLC and 246,305 shares of its common stock to Blue Citi, LLC in connection with their respective convertible notes. No proceeds were received in connection with these common stock issuances. The common stock was issued to reduce the Company’s note payable balances.
Subsequent to March 31, 2014, the Company issued 760,282 shares of its common stock with respect to the exercise of two warrants. The Company received total proceeds of $7,603 in connection with this warrant exercise.
Subsequent to March 31, 2014, the Company issued 489,171 shares of its common stock to satisfy its obligation in connection with its 7% note payable issued March 30, 2011 totaling $50,000.
Subsequent to March 31, 2014, the Company issued a total of 600,000 shares of its common stock to various service providers in a series of transactions related to consulting and professional services rendered during 2014, totaling $78,000.

NOTE 18: SUBSEQUENT EVENTS

Subsequent to December 31, 2013, the Company received gross proceeds of $250,000 via a financing arrangement with Hanover Holdings I, LLC. The terms of this financing arrangement bears interest at twelve percent (12%) annually, and has a maturity date of July 3, 2014. The unpaid outstanding balance may be converted at the option of the investor a rate of one (1) share of the Company’s restricted common stock for each $0.15223, subject to adjustment.
Subsequent to December 31, 2013, the Company received gross proceeds of $110,000 via a financing arrangement with United Fleet Financing, LLC, of which the sole member is a related party. The terms of this financing arrangement bears interest at fifteen percent (15%) annually, and has a maturity date of February 28, 2014. In connection with this financing arrangement, the Company issued warrants to purchase 800,000 shares of the Company’s common stock at an exercise price of $0.55 per share, exercisable over a five (5) year term. As of the date of this filing, the Company is in default on this note agreement and currently negotiating an extension.
Subsequent to December 31, 2013, the Company received gross proceeds of $150,000 via a financing arrangement with JMJ Financial. The terms of this financing arrangement bears interest at twelve percent (12%) annually, and has a maturity date of February 6, 2016. The unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) a rate of one (1) share of the Company’s restricted common stock for each $0.23, or (ii) sixty percent (60%) of the lowest trade price in the twenty-five (25) days prior to conversion.
Subsequent to December 31, 2013, the Company received gross proceeds of $55,000 via a financing arrangement with Vista Capital Investments, LLC. The terms of this financing arrangement bears interest at ten percent (10%) annually, and has a maturity date of February 11, 2015. The unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) a rate of one (1) share of our restricted common stock for each $0.35, or (ii) seventy percent (70%) of the lowest trade price in the twenty (20) days prior to conversion.
Subsequent to December 31, 2013, the Company received gross proceeds of $50,000 via a financing arrangement with LG Capital Funding, LLC. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of February 20, 2015. The unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. Additionally, subsequent to December 31, 2013, LG Capital Funding, LLC paid off the 21 percent note payable issued July 13, 2012 totaling $65,000, on the Company’s behalf, and, accordingly, the Company agreed to repay LG Capital Funding, LLC a total of $65,000 via a replacement note bearing interest at eight percent (8%) annually, with a maturity date of February 20, 2015. The replacement note unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion.
Subsequent to December 31, 2013, the Company received gross proceeds of $200,000 via a financing arrangement with Typenex Co-Investment, LLC. The terms of this financing arrangement bears interest at ten percent (10%) annually, and has a maturity date of October 27, 2015. The unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) a rate of one (1) share of our restricted common stock for each $0.27, or (ii) seventy percent (70%) of the lowest trade price in the fifteen (15) days prior to conversion.
Subsequent to December 31, 2013, the Company received gross proceeds of $50,000 via a financing arrangement with Union Capital, LLC. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of February 20, 2015. The unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. Additionally, subsequent to December 31, 2013, Union Capital, LLC paid off the 12 percent note payable issued May 30, 2012 totaling $60,000, on the Company’s behalf, and, accordingly, the Company agreed to repay Union Capital, LLC a total of $67,800 via a replacement note bearing interest at eight percent (8%) annually, with a maturity date of March 7, 2015. The replacement note unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion.
Subsequent to December 31, 2013, the Company received gross proceeds of $50,000 via a financing arrangement with GEL Properties, LLC. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of February 20, 2015. The unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. Additionally, subsequent to December 31, 2013, GEL Properties, LLC paid off the 7 percent note payable with a related party issued March 31, 2012 totaling $50,000, on the Company’s behalf, and, accordingly, the Company agreed to repay GEL Properties, LLC a total of $52,500 via a replacement note bearing interest at eight percent (8%) annually, with a maturity date of February 20, 2015. The replacement note unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion.
Subsequent to December 31, 2013, the Company received gross proceeds of $110,000 via a financing arrangement with William W. Kennedy, of whom Mr. William D. Kennedy, our CEO, is an immediate family member. The terms of this financing arrangement bears interest at seven percent (7%) annually, and has a maturity date of April 10, 2014. In connection with this financing arrangement, we issued warrants to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.01 per share, exercisable over an eighteen (18) month term.
Subsequent to December 31, 2013, the Company received gross proceeds of $78,500 via a financing arrangement with Asher Enterprises, Inc. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of November 12, 2014. The unpaid outstanding balance may be converted at sixty-nine percent (69%) of the lowest trade price in the ten (10) days prior to conversion.
Subsequent to December 31, 2013, the Company issued 1,142,858 shares of its common stock to Emerald in connection with the Emerald Note (see Note 10). No proceeds were received in connection with this common stock issuance. The common stock was issued to reduce the Company’s note payable balance. The Emerald Note was in default because the S-1 was not cleared within the time frame required in the Emerald Note so in response the parties agreed to a revised due date for the Emerald Note of June 1, 2014, and increasing the number of the shares under the warrant by 285,714 to 1,000,000.
Subsequent to December 31, 2013, the Company issued 337,855 shares of its common stock to satisfy its obligation in connection with its 12% convertible note payable issued November 11, 2011 totaling $100,000 (see Note 10). Additionally, in connection with this transaction, the Company issued a warrant to purchase 506,782 shares of the Company’s common stock at an exercise price of $0.01 per share, exercisable over a five (5) year term. In connection with the LG Capital Funding, LLC repayment of the 21% note payable issued July 13, 2012 totaling $65,000 that occurred subsequent to December 31, 2013, the Company issued 124,730 shares of its common stock to the same lender to satisfy accrued interest on this obligation.
Subsequent to December 31, 2013, the Company issued a total of 1,061,694 shares of its common stock to various service providers in a series of transactions related to consulting and professional services rendered during 2013 and 2014.
Subsequent to December 31, 2013, the Company received gross proceeds of $500,000 via a financing arrangement with United Fleet Financing, LLC, of which the sole member is a related party. The terms of this financing arrangement bears interest at fifteen percent (15%) annually, and has a maturity date of June 1, 2014. In connection with this financing arrangement, the Company issued warrants to purchase 1,428,571 shares of the Company’s common stock at an exercise price of $0.35 per share, exercisable over a five (5) year term.